SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars ("dollar" or "dollars")
Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the Company's and its subsidiaries ,other than in Brazil, revenues and costs are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company are conducted is the United States dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are remeasured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in shareholders' equity.

Principles of consolidation
Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Cash equivalents
Cash equivalents:
The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Restricted cash
Restricted cash:
Restricted cash is invested in a bank deposit, which is pledged in favor of the bank that provides guarantees to the Company.

Concentration of credit risk
Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents severance pay fund and trade receivables.

Cash and cash equivalents and are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer's ability to pay. Allowance for doubtful accounts amounted to $ $20 and $415 as of December 31, 2013 and 2012, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expenses (income) amounted to $ 0, $ 20 and $ 0 in 2013, 2012 and 2011, respectively. Total write offs during 2013, 2012 and 2011 amounted to $ 395, $ 206 and $ 0, respectively.

Inventories
Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Total write offs during 2013, 2012 and 2011 amounted to $ 110, $ 311 and $ 0, respectively.

Property and equipment
Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

Impairment of long-lived assets
Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2013, 2012 and 2011, no impairment losses were identified.

Revenue recognition
Revenue recognition:

Revenues from sales of products are recognized in accordance with ASC No. 605, "Revenue Recognition" when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue.

The Company's revenues are generated from sales to independent distributors and direct customers. The Company has a contract that is standard in substance with its distributors. Based on this contract, sales to distributors are final and distributors have no rights of return or price protection. The Company is not a party to the agreements between distributors and their customers, however the Company recognizes its revenue on a "sale through" basis and therefore revenues from these distributors are deferred until all revenue recognition criteria of the sale to the end customer are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

Revenues in arrangements with multiple deliverables are allocated using the relative selling price method. The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available. The Company determines the BESP based on management estimated selling price by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition.

Under the Company's selling arrangements, the Company provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. Accordingly, the Company records an appropriate provision for Warranty in accordance with ASC 450 "Contingencies" (see Note 2l). After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts." Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

The customer may purchase an extended warranty with the initial sale. In such cases, revenues attributable to the extended warranty are deferred at the time of the initial sale and recognized ratably over the extended contract warranty period.

Deferred revenues - represent mainly the unrecognized fees collected for extended warranty services.

Share-based compensation
Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore use an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2013, 2012 and 2011 is estimated at the date of grant with the following weighted average assumptions:

	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	71%-74%	80-100%	76-132%
Risk-free interest	0.3%-0.6%	0.3-0.4%	0.3-2.1%
Expected life (in years)	2.81	1.5-5.5	1.5-5.5

Provision for product warranty
Provision for product warranty:

The Company's policy is to grant a product warranty for a period of up to 12 months on its products. An extended warranty may be purchased for a longer period. The provision for warranties for all periods through December 31, 2013, is determined based upon the Company's past experience. The followings are the changes in the liability for product warranty from January 1, 2011 to December 31, 2013:

Balance at January 1, 2011	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255

Provision for warranties issued during the year	288
Reduction for payments and costs to satisfy claims	(401)

Balance at December 31, 2013	142

Research and development costs
Research and development costs:

Research and development costs are charged to statement of operations as incurred. ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

Government grants
Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically, the Office of the Chief Scientist - the "OCS") in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction in research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. See also Note 10a.

The Company received participation from the Israeli Ministry of Economy, commerce and labor, which is a participation of up to 50% of relevant marketing expenses. These grants are presented as a reduction in marketing expenses. See also Note 10a.

Income (loss) per share
Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net income (loss) per share was 1,353,372 as of December 31, 2013 (2012 - 1,248,631; 2011 - 988,642).

Income taxes
Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized.

Income tax uncertainties
Income tax uncertainties:

In accordance with ASC 740 "Income Taxes" (formally FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"), the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Cost of revenues
Cost of revenues:

Cost of products is comprised of cost of hardware production, employees' salaries and related costs, allocated overhead expenses, packaging, import taxes, license fees paid to third parties and royalties paid to the OCS.

Cost of services is comprised of cost of hardware maintenance and customer support employees' salaries and related costs.

Severance pay
Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2012, the Company's agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.

Severance expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $ 537, $ 588 and $ 651, respectively.

Fair value of financial instruments
Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, trade receivables, short term bank credit, short term bank loans, trade and other accounts payable, and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

Concentrations of business risk
Concentrations of business risk:

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

The Company relies on a limited number of independent manufacturers, some of which are small, privately held companies, to provide certain assembly services to its specifications. The Company does not have any long-term supply agreements with any third-party manufacturer. If the Company's assembly services are reduced or interrupted, the Company's business, financial condition and results of operations could be adversely affected until the Company is able to establish sufficient assembly services supply from alternative sources. Alternative manufacturing sources may not be able to meet the Company's future requirements, and existing or alternative sources may not continue to be available at favorable prices.

The Company's revenues in any period generally have been, and may continue to be, derived from relatively small numbers of sales with relatively high average revenues per order. Therefore, the loss of any orders or delays in closing such transactions could have an adverse effect on the Company's operations and financial results.

Comprehensive income (loss)
Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income."  This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.  Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders.  The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.